Net Amortization Of VOBA (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Schedule Of Estimated Future Amortization Expense [Line Items]
2017	$ 2,059
2018	1,731
2019	711
2020 and beyond	$ 0